SHARE CAPITAL, WARRANTS AND OPTIONS (Tables)	9 Months Ended
Sep. 30, 2022
IfrsStatementLineItems [Line Items]
SCHEDULE OF SHARE CAPITAL

	Shares Outstanding	Share Capital
North American Nickel Inc.	(post-consolidation basis)
December 31, 2020	21,966,730	$89,626,730
Share capital issued through private placement	1,658,133	1,989,760
Share issue costs	-	(89,935)
Value allocated to warrants	-	(495,228)
Exercised options	100,000	112,000
Exercised options fair value	-	92,478
Exercised warrants	2,516,063	1,641,674
Exercised warrants fair value	-	573,502
December 31, 2021	26,240,926	93,450,981
Share capital issued through subscription receipt financing	4,223,600	10,136,640
Share issue costs	-	(913,304)
Exercised warrants	1,283,873	717,420
Exercised warrants fair value	-	138,662
Balance as at August 3, 2022 prior to business combination with PNRC	31,748,399	$103,530,399

Notes to the Unaudited Condensed Interim Consolidated Financial statements

For the Three and Nine Months Ended September 30, 2022

(Expressed in Canadian dollars)

	Shares Outstanding		Share Capital
Premium Nickel Resources Corp.
December 31, 2020	64,083,487		$1,468,174
Share capital issued through private placement	12,596,421		6,771,729
Share issue costs			(287,228)
December 31, 2021	76,679,908		7,952,675
Share capital issued through private placement	8,936,167		22,388,599
Share issue cost	-		(1,960,977)
Balance as at August 3, 2022 prior to business combination with NAN	85,616,075	*	$28,380,297

*	Before the closing of the RTO, NAN owned 7,667,707 common shares of PNRC, representing approximately 8.96% of the issued and outstanding common shares of PNRC, based on there being 85,616,075 common shares of PNRC issued and outstanding at that time.

Subsequent to the RTO transaction, the share capital of the Company was as follows:

	Shares Outstanding	Share Capital
Premium Nickel Resources Ltd. (formerly “North American Nickel Inc.”)
Balance as at August 3, 2022 prior to business combination with PNRC	31,748,399	$103,530,399
Decrease in the share capital to that of PNRC upon RTO (Note 4)	-	(75,150,102)
	31,748,399	28,380,297
Issued pursuant to reverse takeover in exchange for shares of PNRC (Note 4)	82,157,536	92,070,357
	113,905,935	120,450,654
Exercise warrants post-RTO	1,236,408	569,399
Exercised warrants fair value		3,019,037
Exercise options post-RTO	300,000	117,000
Exercised options fair value		101,531
Balance as at September 30, 2022	115,442,343	$124,257,621

SCHEDULE OF INPUTS TO OPTION PRICING MODEL

The fair value of stock options granted and vested during the nine months ended September 30, 2022 was calculated using the following assumptions:

	September 30, 2022	December 31, 2021
Expected dividend yield	0%	0%
Latest private placement price	$2.49	$0.95
Expected share price volatility	125.83%	125.18%-127.03%
Risk free interest rate	1.68%	0.42% - 1.11%
Expected life of options	5 years	5 years

SCHEDULE OF NUMBER AND WEIGHTED AVERAGE EXERCISE PRICES OF WARRANTS

The outstanding warrants of NAN prior to the completion of the RTO were as follows:

North American Nickel	Number Outstanding (Post-consolidation basis)	Weighted Average Exercise Price ($)
December 31, 2021	3,216,565	0.75
Issued	295,652	2.40
Exercised	(1,283,877)	0.56
Cancelled / expired	-	-
Balance as at August 3, 2022 prior to business combination with PNRC	2,228,340	1.11

Subsequent to the RTO, the outstanding warrants of the Company were as follows:

Premium Nickel Resources Ltd.	Number Outstanding (Post-consolidation basis)	Weighted Average Exercise Price ($)
Balance as at August 3, 2022 prior to business combination with PNRC	2,228,340	1.11
Issued	-	-
Exercised	(1,236,408)	0.46
Cancelled / expired	(12,375)	-
Balance as at September 30, 2022	979,557	1.94

SCHEDULE OF NUMBER AND WEIGHTED AVERAGE REMAINING CONTRACTUAL LIFE OF OUTSTANDING WARRANTS

At September 30, 2022, the Company had outstanding common share purchase warrants exercisable to acquire common shares of the Company as follows:

Warrants Outstanding	Expiry Date	Exercise Price ($)	Weighted Average remaining contractual life (years)
683,905	April 16, 2023	1.75	0.38
295,652	August 3, 2024	2.40	0.55
979,557			0.93

SCHEDULE OF NUMBER AND WEIGHTED AVERAGE EXERCISE PRICES OF SHARE OPTIONS

The outstanding options of each company prior to the completion of the RTO were as follows:

North American Nickel	Number Outstanding (post-consolidation basis)	Weighted Average Exercise Price ($)
December 31, 2021	3,010,919	1.35
Cancelled/expired	(15,125)	6.00
Balance as at August 3, 2022 prior to business combination with PNRC	2,995,794	1.33

Notes to the Unaudited Condensed Interim Consolidated Financial statements

For the Three and Nine Months Ended September 30, 2022

(Expressed in Canadian dollars)

Premium Nickel Resources Corp.	Number Outstanding	Weighted Average Exercise Price ($)
December 31, 2021	5,775,000	0.52
Issued	2,600,000	2.49
Balance as at August 3, 2022 prior to business combination with NAN	8,375,000	1.13

Subsequent to the RTO, the outstanding options of the Company were as follows:

Premium Nickel Resources Ltd.	Number Outstanding	Weighted Average Exercise Price ($)
Balance as at August 3, 2022 prior to business combination with PNRC	2,995,794	1.33
Issued pursuant to RTO in exchange for options of PNRC	8,827,250	1.16
Balance as at September 30, 2022	11,823,044	1.21

SCHEDULE OF NUMBER AND WEIGHTED AVERAGE REMAINING CONTRACTUAL LIFE OF OUTSTANDING SHARE OPTIONS

Details of options outstanding as at September 30, 2022 are as follows:

Options Outstanding	Options Exercisable	Expiry Date	Exercise Price ($)	Weighted average remaining contractual life (years)
1,160,000	1,160,000	February 24, 2025	0.80	0.24
240,000	240,000	August 19, 2025	0.45	0.06
4,743,000	4,743,000	January 26, 2026	0.39	1.34
597,000	597,000	February 25, 2026	1.60	0.17
1,343,850	1,343,850	September 29, 2026	0.91	0.45
998,794	998,794	October 25, 2026	2.00	0.34
2,740,400	2,740,400	January 20, 2027	2.62	1.00
11,823,044	11,823,044			3.60

Warrant reserve [member]
IfrsStatementLineItems [Line Items]
SCHEDULE OF INPUTS TO OPTION PRICING MODEL

The fair value of the liability of the Warrant was estimated using the Black-Scholes Option Pricing Model with the following assumptions:

	June 30, 2022	December 31, 2021
Expected dividend yield	0%	0%
Latest private placement price	$2.49	$0.95
Expected share price volatility	141.63%	144.13%
Risk free interest rate	3.14%	1.02%
Remaining life of warrants	2.66 years	3.16 years